Equity - Summary (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity
Equity attributable to Telecom Argentina (Controlling Company)	$ 23,086	$ 19,336
Equity attributable to non-controlling interest (Note 1.a)	793	542
TOTAL EQUITY (See Consolidated Statements of Changes in Equity)	$ 23,879	$ 19,878	$ 17,610	$ 14,769